RELATED PARTY TRANSACTIONS AND BALANCES (Details1)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
IfrsStatementLineItems [Line Items]
Amount due to a director	$ 412	$ 3,204	$ 3,407
Ms Chan Wan Shan Sandra [Member]
IfrsStatementLineItems [Line Items]
Amount due to a director		$ 3,204	$ 3,407